Document and Entity Information	Dec. 09, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 09, 2020
Entity Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 09, 2020
Document Effective Date	Dec. 09, 2020
Prospectus Date	Dec. 31, 2019
BNY Mellon Asset Allocation Fund | Investor Shares
Prospectus:
Trading Symbol	MIBLX
BNY Mellon Asset Allocation Fund | Class M Shares
Prospectus:
Trading Symbol	MPBLX